Other Non-Current Assets (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Assets, Noncurrent [Abstract]
Advances made to municipalities for water system enhancements	$ 85	$ 87	$ 90
Advances and other asset conveyances to third parties to support LNG terminal	34	35	36
Operating lease assets	23	21
Information technology service prepayments	5	6	16
Advances made under EPC and non-EPC contracts	4	15	14
Other	8	1	2
Total Other non-current assets, net	$ 159	$ 165	$ 158